Intercompany Transactions	12 Months Ended
Dec. 31, 2015
Intercompany Transactions [Abstract]
Intercompany Transactions

NOTE 23. INTERCOMPANY TRANSACTIONS

Transactions between related companies are made on an arms-length basis, are eliminated and consist primarily of GE Capital dividends to GE; GE customer receivables sold to GE Capital; GE Capital services for trade receivables management and material procurement; buildings and equipment leased between GE and GE Capital; information technology (IT) and other services sold to GE Capital by GE; aircraft engines manufactured by GE that are installed on aircraft purchased by GE Capital from third-party producers for lease to others; expenses related to parent-subsidiary pension plans, and various investments, loans and allocations of GE corporate overhead costs.

These intercompany transactions are reported in the GE and GE Capital columns of our financial statements, but are eliminated in deriving our consolidated financial statements. Effects of these eliminations on our consolidated cash flows from operating, investing and financing activities are $(6,035) million, $2,097 million and $3,937 million in the twelve months ended December 31, 2015, and $(5,404) million, $1,978 million and $3,426 million in the twelve months ended December 31, 2014, $(5,088) million, $492 million and $4,690 million for 2013, respectively. Details of these eliminations are shown below.

(In millions)	2015	2014	2013

Cash from (used for) operating activities-continuing operations
Combined	$17,891	$21,434	$19,487
GE customer receivables sold to GE Capital	(914)	(1,918)	360
GE Capital dividends to GE	(4,300)	(3,000)	(5,985)
Other reclassifications and eliminations	(821)	(486)	537
	$11,856	$16,033	$14,398
Cash from (used for) investing activities-continuing operations
Combined	$59,516	$17,252	$43,666
GE customer receivables sold to GE Capital	1,319	1,766	262
Other reclassifications and eliminations	778	212	230
	$61,613	$19,229	$44,159
Cash from (used for) financing activities-continuing operations
Combined	$(73,484)	$(44,340)	$(51,502)
GE customer receivables sold to GE Capital	(405)	152	(622)
GE Capital dividends to GE	4,300	3,000	5,985
Other reclassifications and eliminations	42	274	(673)
	$(69,547)	$(40,912)	$(46,813)